Subsequent Events - Additional Information (Detail) - USD ($)						9 Months Ended	12 Months Ended
	Jan. 30, 2023	Jan. 20, 2023	Jan. 09, 2023	Jan. 06, 2023	Jan. 05, 2023	Dec. 31, 2021	Dec. 31, 2022
Subsequent Event [Line Items]
Proceeds from promissory note related party						$ 188,804	$ 1,257,500
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Proceeds from promissory note related party	$ 50,000	$ 35,000		$ 37,500	$ 100,000
Debt Instrument, Interest Rate	50.00%	50.00%		0.00%	50.00%
Subsequent Event [Member] | Calidi Biotherapeutics [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Proceeds From Merger Related Acquisition Gross			$ 82,000,000
Subsequent Event [Member] | Calidi Biotherapeutics [Member] | Merger Agreement [Member] | Amount In Trust Account [Member]
Subsequent Event [Line Items]
Proceeds From Merger Related Acquisition Gross			42,000,000
Subsequent Event [Member] | Calidi Biotherapeutics [Member] | Merger Agreement [Member] | PIPE Financing [Member]
Subsequent Event [Line Items]
Proceeds From Merger Related Acquisition Gross			$ 40,000,000